Income Tax and Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 17,785	$ 249,190
Value added tax	70,569	(103,479)
Other taxes payable	17,669	528
Total	$ 106,023	$ 146,239